Segment information	12 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Segment information
15. Segment information
Basis for segmentation
SIGNA Sports United Group operates a variety of
e-commerce
platforms and offline stores for various brands and offers a broad product portfolio in the sporting goods sector. The Group has the following divisions, which are its operating segments: Tennis, Bike & Outdoor, and Teamsport & Athleisure. These divisions offer different products and services, and are managed separately because they require different technology and marketing strategies. Due to the acquisition on April 30, 2021 Midwest Sports Supply, Inc. was added to the operating segment Tennis (refer to chapter 13. Business combinations).

Segment	Operations

Tennis	Retail activities and online business with main brands Tennis-Point and TennisPro; product portfolio comprises tennis supplies

Bike & Outdoor	Retail activities and online business through various brands; product portfolio comprises bikes and related services as well as outdoor products

Teamsport & Athleisure	Sale through the online shops StyleFile and OUTFITTER; focus is on offering and selling sports & street wear and sneakers as well as customizing of merchandise
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The CODM evaluates the financial performance of SIGNA Sports United Group, allocates resources and is involved in strategic and operational decision making on an ongoing basis. The CODM receives and reviews the internal management reporting for each operating segment at least once a month in order to make decisions and allocate resources to the Tennis, Bike & Outdoor, and Teamsport & Athleisure segments.
In accordance with IFRS 8.5, all three operating segments are reportable segments.
See further information regarding impairment testing in note 6.2.

Segment Adjusted EBITDA
The CODM assesses the performance of the operating segments based on Segment Adjusted EBITDA (consolidated net income (loss) before interest, taxes, depreciation and amortization) adjusted for certain items which management believes do not reflect the core operating performance of the operating segments. Such adjustments described below in more detail include acquisition related charges, reorganization and restructuring costs, consulting fees, share-based compensation, ramp-up
cost and other items not directly related to current operations.
Information on reportable segments

	Fiscal year ended September 30, 2021
EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Segment total
Revenue	165.4	607.6	105.2	878.3
External revenue	165.4	607.0	99.5	872.0
Intersegment revenue	—	0.5	5.8	6.3
Segment Adjusted EBITDA	7.2	41.4	(5.9)	42.6
Segment Assets	156.3	450.6	95.9	702.8
Segment Liabilities	124.4	284.9	128.2	537.5

	Fiscal year ended September 30, 2020
EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Segment total
Revenue	125.9	497.5	84.4	707.8
External revenue	125.5	497.4	80.4	703.3
Intersegment revenue	0.4	0.1	4.0	4.5
Segment Adjusted EBITDA	2.2	24.8	(4.7)	22.3
Segment Assets	122.5	435.7	82.1	640.3
Segment Liabilities	84.6	273.5	96.1	454.2

	Fiscal year ended September 30, 2019
EUR million	Tennis	Bike & Outdoor	Teamsport & Athleisure	Segment total
Revenue	98.2	370.0	72.4	540.6
External revenue	96.1	370.0	70.7	536.8
Intersegment revenue	2.1	—	1.7	3.8
Segment Adjusted EBITDA	3.7	4.3	(4.4)	3.6
Segment Assets	125.1	396.2	65.9	587.2
Segment Liabilities	80.2	231.9	66.6	378.7

The following table reconciles the performance indicators presented in the segment information to the consolidated statement
s
of profit or loss and other comprehensive Income of SIGNA Sports United Group.

	September 30,
EUR million	2021	2020	2019
Segment Adjusted EBITDA total	42.6	22.3	3.6
Unallocated corporate costs	(13.6)	(6.7)	(4.7)
Acquisition related charges (1)	(0.5)	(0.4)	(0.8)
Reorganization and restructuring costs (2)	(7.4)	(3.2)	(0.7)
Consulting fees (3)	(23.1)	(1.3)	(4.8)
Share-based compensation (4)	(2.7)	(0.1)	(0.1)
Ramp-up cost (5)	(0.8)	(0.8)	(2.8)
Other items not directly related to current operations (6)	(0.1)	(2.5)	(1.2)

Result from investments accounted for at equity	(1.3)	(0.7)	(0.0)

Finance costs	(9.7)	(8.7)	(7.4)

Finance income	3.0	0.2	0.2

Depreciation and amortization	(30.9)	(25.6)	21.0

Earnings before taxes (EBT)	(44.4)	(27.6)	(39.5)

Unallocated and intersegment elimination consists of mainly intercompany activities and loans, corporate functions as well as cost allocations.
(1) Acquisition related charges consist of transaction costs incurred from acquisitions during the period or subsequent business integration related project costs directly associated with an acquired business.
(2) Reorganization and restructuring costs represent fees and costs associated with various internal reorganization and restructuring initiatives across the SSU’s segments, including severance costs and changes share-based compensation plans as a result of the reorganization or restructuring.
(3) Consulting fees include consultancy fees in connection with the offering contemplated by a Prospectus, acquisitions, financing (equity and debt), strategic projects and the replacement of management posts.
(4) Share-based compensation represents
non-cash
share-based compensation expenses related to option awards to employees and executives.
(5)
Ramp-up
costs include expenses from the expansion into and development of new markets, which were incurred in advance to generate sales revenues in these markets for the first time. In particular, these relate to incremental marketing and personnel expenses as well as set up costs related to IT and new domains which are not capitalizable.
(6) Other items are excluded from adjusted EBITDA because they are not considered to be representative of the performance of our businesses.

Reconciliations of information on reportable segments to the amounts reported in the financial statements

	September 30,
EUR million	2021	2020	2019
I. Revenue
Total segment revenue	878.3	707.8	540.6
Unallocated and intersegment elimination	(6.3)	(4.6)	(3.6)

Consolidated revenue	872.0	703.2	537.1

II. Assets
Total segment assets	702.8	640.3	587.2
Unallocated and intersegment elimination	40.1	41.6	87.9

Consolidated assets	742.9	682.0	675.1

III. Liabilities
Total segment liabilities	537.5	454.2	378.7
Unallocated and intersegment elimination	(168.0)	(119.3)	(73.9)

Consolidated liabilities	369.5	334.9	304.9

Unallocated and intersegment elimination consists of mainly intercompany activities and loans, corporate functions as well as cost allocations.
Geographical information
Non-current
assets are presented according to the SSU’s registered office. The tangible and other intangible assets of SIGNA Sports United GmbH are mainly located in Germany. Therefore, goodwill is not included in the geographical allocation of non-current
assets.

	Non-current assets as of September 30,
EUR million	2021	2020
Germany	245.8	219.1
Switzerland	0.2	0.1
Austria	0.6	0.4
France	31.4	29.8
Rest of the world	19.2	16.3

Total	297.1	265.8

For the geographical breakdown of external revenues see note 5.1.
Information on major customers
Revenues from one single customer do not exceed 10% of the revenues of SIGNA Sports United GmbH in the reporting period ending on September 30, 2021 and 2020.